FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 8 – FAIR VALUE MEASUREMENT

The Company measures fair value in accordance with a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As disclosed in Note 7, the Bridge Notes are reported at fair value, with changes in fair value recorded through the Company’s consolidated statements of operations as a component of other income (expense) in each reporting period. All Bridge Notes were converted to shares of common stock as of December 31, 2021.

The following tables set forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy as of December 31, 2021 and December 31, 2020. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Total	Level 1	Level 2	Level 3
Convertible Bridge Notes	$-	$-	$-	$-
Fair value as of December 31 2021	$-	$-	$-	$-

	Total	Level 1	Level 2	Level 3
Convertible Bridge Notes	$3,598,000	$-	$-	$3,598,000
Fair value as of December 31, 2020	$3,598,000	$-	$-	$3,598,000

The following tables present a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis that use significant unobservable inputs (Level 3) that has been recorded in the condensed consolidated balance sheets which is as follows:

Fair value, December 31, 2020	$3,598,000
Accrued interest	35,983
Conversion to shares of common stock	(3,633,983)
Fair value, December 31, 2021	$-